Nature of Operations (Details Narrative) - Common Shares [Member]	May 31, 2024	Nov. 30, 2023	Apr. 30, 2017
Israeli Subsidiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Investment ownership percentage			100.00%
UK Subsidiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Investment ownership percentage		100.00%
FR Subsidiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Investment ownership percentage	100.00%